United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-10625

                      (Investment Company Act File Number)


                          Federated Core Trust II, L.P.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 11/30/05


                 Date of Reporting Period: Quarter ended 2/28/05


Item 1.     Schedule of Investments


Emerging Markets Fixed Income Core Fund
Portfolio of Investments
February 28, 2005 (unaudited)



       Principal
       Amount or                                                                          Value in
       Shares                                                                             U.S. Dollars


                            Corporate Bonds--28.7%
                            Banking--1.4%
$      2,500,000     (1)    Turanalem Finance BV, Bank Guarantee,
                            8.50%, 2/10/2015                                      $       2,571,875
                            Brewing--1.1%
       1,700,000     (1)    Bavaria, Series 144A, 8.875%, 11/1/2010                       1,887,000
                            Broadcast Radio & TV--1.3%
       1,900,000            Grupo Televisa S.A., Sr. Note, 8.50%,
                            3/11/2032                                                     2,308,500
                            Cable & Wireless Television--0.2%
       360,000              Innova S De R.L., 9.375%, 9/19/2013                           410,400
                            Chemicals & Plastics--0.8%
       1,250,000            Braskem SA, Series REGS, 11.75%, 1/22/2014                    1,492,187
                            Container & Glass Products--1.5%
       600,000              Vicap SA, Sr. Note, Series EXCH, 11.375%,
                            5/15/2007                                                     608,280
       1,950,000     (1)    Vitro SA, Note, Series 144A, 11.75%,
                            11/1/2013                                                     1,989,000
                            Total                                                         2,597,280
                            Hotels, Motels, Inns & Casinos--0.6%
       1,000,000     (1)    Grupo Posadas SA de C.V., Sr. Note, 8.75%,
                            10/4/2011                                                     1,095,000
                            Oil & Gas--8.6%
       4,575,000     (1)    Gaz Capital SA, Note, Series 144A, 8.625%,
                            4/28/2034                                                     5,398,500
       1,440,000     (1)    Gazprom, Note, Series 144A, 9.625%, 3/1/2013                  1,722,600
       2,500,000            Pemex Project Funding Master, Company
                            Guarantee, 7.375%, 12/15/2014                                 2,781,250
       1,500,000            Petronas Capital Ltd., Series REGS, 7.875%,
                            5/22/2022                                                     1,895,190
       2,200,000     (1)    Petrozuata Finance, Inc., Company
                            Guarantee, Series 144A, 8.22%, 4/1/2017                       2,167,000
       1,420,000     (1)    Tengizchevroil LLP, Series 144A, 6.124%,
                            11/15/2014                                                    1,446,625
                            Total                                                         15,411,165
                            Sovereign--6.2%
       7,000,000     (1)    Aries Vermogensverwaltng, Credit-Linked
                            Note, Series 144A, 9.60%, 10/25/2014                          8,706,250
       2,000,000            Aries Vermogensverwaltng, Credit-Linked
                            Note, Series REGS, 9.60%, 10/25/2014                          2,477,100
                            Total                                                         11,183,350
                            Steel--2.0%
       1,750,000     (1)    CSN Islands IX Corp., Sr. Note, Series
                            144A, 10.00%, 1/15/2015                                       1,916,250
       1,500,000     (1)    CSN Islands VIII Corp., Company Guarantee,
                            Series 144A, 9.75%, 12/16/2013                                1,642,500
                            Total                                                         3,558,750
                            Telecommunications & Cellular--3.9%
       1,225,000            Axtel SA, 11.00%, 12/15/2013                                  1,333,719
       1,000,000     (1)    Mobile Telesystems, Series 144A, 8.375%,
                            10/14/2010                                                    1,057,500
       1,300,000            Philippine Long Distance Telephone Co., Sr.
                            Unsub., 11.375%, 5/15/2012                                    1,560,000
       3,000,000     (1)    Telefonos de Mexico, Series 144A, 5.50%,
                            1/27/2015                                                     2,972,121
                            Total                                                         6,923,340
                            Utilities--1.1%
       1,700,000     (1)    CIA Saneamento Basico, Note, Series 144A,
                            12.00%, 6/20/2008                                             1,972,000
                            Total Corporate Bonds (identified cost
                            $46,458,374)                                                  51,410,847
                            Governments/Agencies--64.1%
                            Government Agency--0.4%
       600,000              Banque Centrale de Tunisie, Unsub., 7.375%,
                            4/25/2012                                                     694,740
                            Sovereign--63.7%
       4,411,800            Brazil, Government of, 7.00%, 4/15/2012                       4,276,799
       4,300,000            Brazil, Government of, 14.50%, 10/15/2009                     5,708,250
       3,800,000            Brazil, Government of, Bond, 10.125%,
                            5/15/2027                                                     4,269,300
       1,000,000            Brazil, Government of, Bond, 10.50%,
                            7/14/2014                                                     1,174,000
       1,894,021            Brazil, Government of, C Bond, 8.00%,
                            4/15/2014                                                     1,934,174
       2,000,000            Brazil, Government of, Note, 8.75%, 2/4/2025                  2,010,000
       4,400,000            Brazil, Government of, Note, 12.00%,
                            4/15/2010                                                     5,376,800
       2,200,000            Brazil, Government of, Unsub., 11.00%,
                            8/17/2040                                                     2,551,450
       1,100,000     (1)    Bulgaria, Government of, Bond, 8.25%,
                            1/15/2015                                                     1,390,400
       450,000              Colombia, Government of, 9.75%, 4/23/2009                     508,973
       1,780,000            Colombia, Government of, 10.00%, 1/23/2012                    2,002,500
       1,000,000            Colombia, Government of, 10.75%, 1/15/2013                    1,172,500
       2,600,000            Colombia, Government of, Bond, 11.75%,
                            2/25/2020                                                     3,302,000
       900,000              El Salvador, Government of, Bond, 8.25%,
                            4/10/2032                                                     947,250
       900,000       (1)    Guatemala, Government of, Note, 9.25%,
                            8/1/2013                                                      1,054,125
       48,311,300           Mexican Fixed Rate Bonds, Bond, 10.00%,
                            12/5/2024                                                     4,219,204
       13,440,000           Mexico, Government of, 8.00%, 12/7/2023                       983,686
       2,000,000            Mexico, Government of, Bond, 11.50%,
                            5/15/2026                                                     3,150,000
       1,400,000            Mexico, Government of, Note, 7.50%,
                            1/14/2012                                                     1,578,500
       3,650,000            Mexico, Government of, Note, 8.375%,
                            1/14/2011                                                     4,255,900
       2,400,000            Mexico, Government of, Note, 9.875%,
                            2/1/2010                                                      2,920,800
       1,700,000            Panama, Government of, 9.625%, 2/8/2011                       2,018,750
       1,300,000            Peru, Government of, Bond, 8.75%, 11/21/2033                  1,410,500
       850,000              Peru, Government of, Note, 9.125%, 2/21/2012                  988,125
       2,380,000            Peru, Government of, Note, 9.875%, 2/6/2015                   2,885,750
       1,000,000            Philippines, Government of, 9.375%,
                            1/18/2017                                                     1,082,500
       750,000              Philippines, Government of, 9.875%,
                            1/15/2019                                                     807,375
       1,200,000            Philippines, Government of, Note, 8.25%,
                            1/15/2014                                                     1,213,800
       1,325,000            Philippines, Government of, Note, 10.625%,
                            3/16/2025                                                     1,490,625
       3,950,000            Russia, Government of, 8.25%, 3/31/2010                       4,390,820
       2,900,000            Russia, Government of, 10.00%, 6/26/2007                      3,252,785
       9,500,000            Russia, Government of, Unsub., 5.00%,
                            3/31/2030                                                     10,010,625
       3,500,000            Russia, Government of, Unsub., 12.75%,
                            6/24/2028                                                     5,965,050
       1,850,000            Turkey, Government of, 9.50%, 1/15/2014                       2,231,100
       1,810,000            Turkey, Government of, 11.00%, 1/14/2013                      2,328,565
       2,000,000            Turkey, Government of, Note, 7.375%,
                            2/5/2025                                                      2,025,000
       1,300,000            Turkey, Government of, Note, 11.50%,
                            1/23/2012                                                     1,685,450
       1,000,000            Turkey, Government of, Sr. Unsub., 11.875%,
                            1/15/2030                                                     1,447,500
       1,450,000            Turkey, Government of, Sr. Unsub., 12.375%,
                            6/15/2009                                                     1,812,500
       600,000              Ukraine, Government of, Bond, 7.65%,
                            6/11/2013                                                     661,110
       1,073,364            Ukraine, Government of, Sr. Note, 11.00%,
                            3/15/2007                                                     1,146,675
       800,000              Venezuela, Government of, 8.50%, 10/8/2014                    822,000
       3,475,000            Venezuela, Government of, 10.75%, 9/19/2013                   4,031,000
       4,400,000            Venezuela, Government of, Bond, 9.25%,
                            9/15/2027                                                     4,554,000
       850,000              Venezuela, Government of, Par Bond, 6.75%,
                            3/31/2020                                                     841,500
                            Total                                                         113,889,716
                            Total Governments/Agencies (identified cost
                            $107,124,417)                                                 114,584,456
                            Purchased Put options-0.0%
       5,200,000            Morgan Stanley Mexican Peso PUT/U.S. Dollar
                            CALL, Expiration Date, 4/25/2005,
                            (IDENTIFIED COST $67,210)                                     53,820
                            Repurchase Agreement--5.2%
       9,293,000            Interest in $2,000,000,000 joint repurchase
                            agreement with Barclays Capital, Inc.,
                            2.64%, dated 2/28/2005 to be repurchased at
                            $9,293,681 on 3/1/2005, collateralized by
                            U.S. Government Agency Obligations with
                            various maturities to 11/15/2030,
                            collateral market value $2,040,000,470 (at
                            amortized cost)                                               9,293,000
                            Total Investments---98.0% (identified cost
                            $162,943,001)(2)                                              175,342,123
                            other assets and liabilities---net---2.0%                     3,591,133
                            total net assets---100%                               $       178,933,256

1    Denotes a restricted  security,  including  securities purchased under Rule
     144A of the Securities  Act of 1933.  These  securities,  all of which have been deemed  liquid by criteria  approved by the fund's  Board of Directors
     (the  "Directors"),  unless  registered  under  the  Act or  exempted  from registration,  may only be sold to qualified  institutional  investors.  At
     February  28,  2005,  these  securities   amounted  to  $38,988,746   which
     represents 21.8% of total net assets.

2 The cost of investments for federal tax purposes was $163,592,003. The net unrealized appreciation of investments on a federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $11,750,120.This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,117,764 and net unrealized depreciation from investment for those securities having an excess of cost over value of $367,644.


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2005.

Investment Valuation

Fixed Income, listed corporate bonds, unlisted securities and private securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. With respect to valuation of foreign securities, trading in foreign cities may be completed at times vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.







Capital Appreciation Core Fund
Portfolio of Investments
February 28, 2005 (unaudited)

       Shares or
       Principal
       Amount                                                                          Value
                             Common Stocks--97.7%
                             Consumer Discretionary--12.3%
       51,200                Clear Channel Communications, Inc.                 $      1,703,936
       62,800        (1)     Comcast Corp., Class A                                    2,000,808
       46,300                Gap (The), Inc.                                           987,579
       73,200                Home Depot, Inc.                                          2,929,464
       28,800                Johnson Controls, Inc.                                    1,702,080
       74,600                McDonald's Corp.                                          2,467,768
       21,300                Nike, Inc., Class B                                       1,852,035
       17,800                Omnicom Group, Inc.                                       1,621,046
       48,000                Target Corp.                                              2,439,360
       82,913                Viacom, Inc., Class B                                     2,893,663
       118,500               Walt Disney Co.                                           3,310,890
                             Total                                                     23,908,629
                             Consumer Staples--11.8%
       71,600                Altria Group, Inc.                                        4,700,540
       59,200                Coca-Cola Co.                                             2,533,760
       65,600                Gillette Co.                                              3,296,400
       120,500       (1)     Kroger Co.                                                2,167,795
       47,400                PepsiCo, Inc.                                             2,552,964
       28,200                Procter & Gamble Co.                                      1,497,138
       42,700                Sara Lee Corp.                                            956,480
       101,400               Wal-Mart Stores, Inc.                                     5,233,254
                             Total                                                     22,938,331
                             Energy--9.9%
       38,974                ChevronTexaco Corp.                                       2,419,506
       19,200                ConocoPhillips                                            2,129,088
       151,564               Exxon Mobil Corp.                                         9,595,517
       60,800                Halliburton Co.                                           2,673,376
       50,000        (1)     Transocean Sedco Forex, Inc.                              2,424,000
                             Total                                                     19,241,487
                             Financials--18.5%
       45,304                Allstate Corp.                                            2,431,919
       27,516                American International Group, Inc.                        1,838,069
       63,292                Bank of America Corp.                                     2,952,572
       63,600                Bank of New York Co., Inc.                                1,923,900
       100,965               Citigroup, Inc.                                           4,818,050
       28,300                Federal National Mortgage Association                     1,654,418
       29,700                Goldman Sachs Group, Inc.                                 3,231,360
       100,500               J.P. Morgan Chase & Co.                                   3,673,275
       22,600                Lehman Brothers Holdings, Inc.                            2,060,668
       52,700                MBNA Corp.                                                1,336,999
       53,100                Merrill Lynch & Co., Inc.                                 3,110,598
       56,600                Morgan Stanley                                            3,196,202
       37,300                Wachovia Corp.                                            1,977,273
       30,200                Wells Fargo & Co.                                         1,793,276
                             Total                                                     35,998,579
                             Healthcare--9.3%
       46,200                Abbott Laboratories                                       2,124,738
       57,200                Baxter International, Inc.                                2,039,752
       1,285         (1)     Biogen Idec, Inc.                                         49,665
       33,000                Johnson & Johnson                                         2,164,800
       32,300                McKesson HBOC, Inc.                                       1,206,082
       61,200                Medtronic, Inc.                                           3,189,744
       37,400                Merck & Co., Inc.                                         1,185,580
       113,741               Pfizer, Inc.                                              2,990,251
       74,200                Wyeth                                                     3,028,844
                             Total                                                     17,979,456
                             Industrials--11.7%
       36,100                3M Co.                                                    3,030,234
       16,300                Caterpillar, Inc.                                         1,549,315
       44,200                Cendant Corp.                                             977,704
       16,000                Deere & Co.                                               1,137,760
       240,900               General Electric Co.                                      8,479,680
       19,300                Ingersoll-Rand Co., Class A                               1,626,025
       2,210         (1)     PHH Corp.                                                 46,410
       46,100                Raytheon Co.                                              1,762,864
       73,000                Tyco International Ltd.                                   2,444,040
       57,300                Waste Management, Inc.                                    1,675,452
                             Total                                                     22,729,484
                             Information Technology--17.0%
       54,000                Analog Devices, Inc.                                      1,982,880
       318,100       (1)     Applied Materials, Inc.                                   5,566,750
       199,600       (1)     Cisco Systems, Inc.                                       3,477,032
       54,900        (1)     Dell, Inc.                                                2,200,941
       203,900       (1)     EMC Corp. Mass                                            2,581,374
       28,900                IBM Corp.                                                 2,675,562
       167,300               Intel Corp.                                               4,011,854
       53,800        (1)     KLA-Tencor Corp.                                          2,658,258
       34,900        (1)     Lam Research Corp.                                        1,097,256
       182,200               Microsoft Corp.                                           4,587,796
       177,000       (1)     Oracle Corp.                                              2,285,070
                             Total                                                     33,124,773
                             Materials--2.4%
       60,500                Alcoa, Inc.                                               1,943,260
       42,000                Du Pont (E.I.) de Nemours & Co.                           2,238,600
       12,200                International Paper Co.                                   455,670
                             Total                                                     4,637,530
                             Telecommunication Services--4.0%
       85,700                BellSouth Corp.                                           2,211,060
       110,000               SBC Communications, Inc.                                  2,645,500
       83,718                Verizon Communications                                    3,011,336
                             Total                                                     7,867,896
                             Utilities--0.8%
       66,000                NiSource, Inc.                                            1,494,240
                             Total Common Stocks (identified cost
                             $168,943,147)                                             189,920,405
                             Repurchase Agreement--1.7%
$      3,266,000             Interest in $2,000,000,000 joint repurchase
                             agreement with Barclays Capital, Inc.,
                             2.64%, dated 2/28/2005 to be repurchased at
                             $3,266,240 on 3/1/2005, collateralized by
                             U.S. Government Agency Obligations with
                             various maturities to 11/15/2030, collateral
                             market value $2,040,000,470 (at amortized
                             cost)                                                     3,266,000
                             Total Investments--99.4% (identified cost
                             $172,209,147)(2)                                          193,186,405
                             other assets and liabilities--net--0.6%                     1,239,822
                             TOTAL NET ASSETS--100%                              $      194,426,227

1    Non-income producing security.

2 The cost of investments for federal tax purposes was $172,209,147. The net unrealized appreciation of investments for federal tax purposes was $20,977,258. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,584,985 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,607,727.

Note: The categories of investments are shown as a percentage of net assets at February 28, 2005.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust II, L.P.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        April 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        April 19, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        April 19, 2005